UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sharon Morrow
Address: 10 S. LaSalle Street
         Suite 3610
         Chicago, IL  60603

13F File Number:  28-5410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sharon Morrow
Title:     Senior Vice President Marketing/Client Services
Phone:     (312) 368-1666

Signature, Place, and Date of Signing:

     Sharon Morrow     Chicago, IL     August 11, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     350882


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Adaptec                     COM                 00651f108     8472   372400 SH       SOLE                   372400        0        0
Alliant Energy              COM                 18802108     10710   411910 SH       SOLE                   411910        0        0
Alza Corp                   COM                 22615108      6451   109100 SH       SOLE                   109100        0        0
American Greetings          COM                 26375105      6269   329955 SH       SOLE                   329955        0        0
AMR Corp                    COM                 1765106       6136   232090 SH       SOLE                   232090        0        0
Arden Realty                COM                 39793104     10685   454700 SH       SOLE                   454700        0        0
Avnet                       COM                 53807103     11376   192000 SH       SOLE                   192000        0        0
Bank One                    COM                 06423a103     3863   145424 SH       SOLE                   145424        0        0
Becton Dickinson            COM                 75887109      1985    69200 SH       SOLE                    69200        0        0
Borders Group               COM                 99709107      6980   448500 SH       SOLE                   448500        0        0
Brunswick Corp              COM                 117043109    11157   673600 SH       SOLE                   673600        0        0
Century Telephone           COM                 156700106     7558   262900 SH       SOLE                   262900        0        0
Coca Cola                   COM                 191219104     3238   198500 SH       SOLE                   198500        0        0
Colonial Bancgroup          COM                 195493309     9189  1021000 SH       SOLE                  1021000        0        0
Comerica                    COM                 200340107     2141    47700 SH       SOLE                    47700        0        0
CommScope                   COM                 203372107     9056   220866 SH       SOLE                   220866        0        0
Computer Associates         COM                 204912109    10461   204373 SH       SOLE                   204373        0        0
Concord EFS                 COM                 206197105       39     1500 SH       SOLE                     1500        0        0
Diebold                     COM                 253651103     4095   146900 SH       SOLE                   146900        0        0
DTE Energy Co               COM                 233331107     8264   270400 SH       SOLE                   270400        0        0
Equifax                     COM                 294429105     6954   264900 SH       SOLE                   264900        0        0
FedEx                       COM                 31428x106     6362   167420 SH       SOLE                   167420        0        0
Fleet Boston                COM                 339030108    10750   316167 SH       SOLE                   316167        0        0
Fluor                       COM                 343861100    10692   338100 SH       SOLE                   338100        0        0
Hasbro                      COM                 418056107     4373   290322 SH       SOLE                   290322        0        0
John H Harland              COM                 412693103     6877   460400 SH       SOLE                   460400        0        0
K Mart Corp                 COM                 482584109     6148   902500 SH       SOLE                   902500        0        0
Knight Ridder               COM                 499040103     7055   132650 SH       SOLE                   132650        0        0
Mallinckrodt                COM                 561232109     9873   227300 SH       SOLE                   227300        0        0
Mattel                      COM                 577081102     6450   489100 SH       SOLE                   489100        0        0
Meredith Corp               COM                 589433101     7128   211200 SH       SOLE                   211200        0        0
Modis Professional          COM                 607830106     6712   880300 SH       SOLE                   880300        0        0
Network Associates          COM                 640938106     6547   321305 SH       SOLE                   321305        0        0
Northern States Power       COM                 665772109     9133   452400 SH       SOLE                   452400        0        0
Occidential                 COM                 674599105    10555   501120 SH       SOLE                   501120        0        0
Pactiv Corp                 COM                 695257105    10978  1394000 SH       SOLE                  1394000        0        0
Pittston Brinks Group       COM                 725701106    10294   752100 SH       SOLE                   752100        0        0
Sabre Holdings              COM                 785905100     9306   326516 SH       SOLE                   326516        0        0
Seagate Technology          COM                 811804103     2948    53600 SH       SOLE                    53600        0        0
Snap On                     COM                 833034101     3142   118000 SH       SOLE                   118000        0        0
Sovereign Bancorp           COM                 845905108     9818  1396320 SH       SOLE                  1396320        0        0
The PMI Group               COM                 69344m101    10679   224825 SH       SOLE                   224825        0        0
Ultramar Diamond            COM                 904000106     7967   321070 SH       SOLE                   321070        0        0
United Asset Mgmt           COM                 909420101    13200   564700 SH       SOLE                   564700        0        0
Unocal                      COM                 915289102     7612   229800 SH       SOLE                   229800        0        0
Wendys Intl                 COM                 950590109    11204   629000 SH       SOLE                   629000        0        0